Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended		157 Months Ended	160 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Operating activities
Net loss	$ (2,958,151)	$ (2,029,617)	$ (10,908,727)	$ (14,159,754)	$ (111,621,215)	$ (114,579,366)
Adjustments to reconcile net loss to net cash used in operating activities
Amortization and depreciation	47,588	85,965	411,621	441,687	4,674,230	4,721,818
Accretion on preferred stock					1,475,853	1,475,853
Non-cash stock-based compensation expense	4,276	802	3,210	114,089	1,119,152	1,123,428
Gain on settlement of preferred stock					(1,562,689)	(1,562,689)
Loss on disposal of property and equipment	13,727	13,872	83,077	573,583	772,086	785,813
Non-cash financing costs	7,733	366,917	4,193,438	68,655	4,696,426	4,704,159
Changes in operating assets and liabilities
Other receivables	1,884,109	953,258	(782,599)	(790,747)	(2,000,357)	(116,248)
Prepaid expenses and deposits	47,997	(45,740)	(102,076)	148,821	(148,275)	(100,278)
Other current assets	(440,000)					(440,000)
Restricted cash	(300,001)					(300,001)
Other assets	(63,109)		(47,220)	20,480	(105,805)	(168,914)
Accounts payable	(101,786)	(312,858)	198,156	(729,309)	699,866	598,075
Accrued liabilities	747,494	30,292	290,605	(287,749)	1,204,034	1,951,424
Deferred revenue	(153,846)		1,692,308		1,692,308	1,538,462
Cash used in operating activities	(1,263,969)	(937,109)	(4,968,207)	(14,600,244)	(99,104,495)	(100,368,464)
Investing activities
Purchase of property and equipment		(14,955)	(35,752)	(380,299)	(7,337,998)	(7,337,998)
Proceeds on disposals of property and equipment	29,976	5,014	61,918	287,270	395,388	425,364
Cash provided by (used in) investing activities	29,976	(9,941)	26,166	(93,029)	(6,942,610)	(6,912,634)
Financing activities
Proceeds from issuance of common stock and on options exercised		240	6,763,043		8,515,281	8,515,281
Proceeds from issuance of warrants			242	258	500	500
Proceeds from issuance of preferred stock				5,000,000	102,157,702	102,157,702
Payment of share issuance costs			(837,280)	(7,397)	(1,891,734)	(1,891,734)
Proceeds from loans payable		77,116	5,423,390	2,576,610	17,898,295	17,898,295
Repayments of capital lease obligation					(163,242)	(163,242)
Repayments of loans payable	(300,000)			(49,434)	(9,735,054)	(10,035,054)
Cash (used in) provided by financing activities	(300,000)	77,356	11,349,395	7,520,037	116,781,748	116,481,748
Effect of foreign exchange rate changes	(3,626)	(1,576)	13,876	1,217	(1,086,635)	(1,090,261)
Net change in cash	(1,537,619)	(871,270)	6,421,230	(7,172,019)	9,648,008	8,110,389
Cash and cash equivalents, beginning of period	9,648,008	3,226,778	3,226,778	10,398,797
Cash and cash equivalents, end of period	8,110,389	2,355,508	9,648,008	3,226,778	9,648,008	8,110,389
Supplemental disclosure of cash flow information
Interest paid	38,164		63,566	10,601	1,043,816	1,081,980
Income taxes paid			71,851	17,121	172,451	172,451
Property and equipment purchased under capital lease					449,744	449,744
Preferred stock issued on conversion of debt					5,337,417	5,337,417
Capital expenditure incurred but not paid
Common Stock
Supplemental disclosure of cash flow information
Common stock issued on conversion of debt			$ 6,842,144		$ 6,842,144	$ 6,842,144